Dividends paid (Tables)	12 Months Ended
Jun. 30, 2024
Dividends paid
Schedule of dividends paid

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Final dividend — prior year	6 341	9 295	23
Interim dividend — current year	1 292	4 459	26
	7 633	13 754	49